Loan Servicing (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Loan servicing (Textual) [Abstract]
Custodial escrow balances	$ 437,000	$ 358,000
Valuation allowance	$ 86,000	$ 91,000	$ 106,000
Weighted average amortization period	4 years 1 month 6 days
Mortgage Warehouse [Member]
Servicing Assets at Fair Value [Line Items]
Participated Loans, Outstanding Balance	$ 101,000,000